Intangible assets (revised) - Income Statement of Subsidiary (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Profit/(loss) from operations		(15,751)	10,523	10,234
(Loss)/profit for the year		(14,189)	6,846	£ 6,974
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Revenue		1,003	1,055
Profit/(loss) from operations		600	589
(Loss)/profit for the year		£ 517	£ 478

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.